Shareholders' Equity and Dividend Availability (table)	12 Months Ended
Dec. 31, 2016
Shareholders' Equity and Dividend Availability disclosure
Share repurchase activity and remaining repurchase capacity under the share repurchase authorization [Table Text Block]

(in millions, except per share amounts)

Quarterly Period Ending	Number of shares purchased	Cost of shares repurchased	Average price paid per share	Remaining capacity under share repurchase authorization
March 31, 2016	5.1	$550	$108.46	$2,784
June 30, 2016	4.9	550	112.12	2,234
September 30, 2016	4.7	550	117.25	1,684
December 31, 2016	6.6	750	113.54	934
Total	21.3	$2,400	112.82	934